Loans and Leases - Schedule of Activity In The Allowance For Loan Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 54	$ 53	$ 46
Provision for loan and lease losses	15	2	10
Charge-offs	(2)	(1)	(3)
Ending balance	$ 67	$ 54	$ 53